Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2013
Prospectus Date	rr_ProspectusDate	Jul. 30, 2013
Global X MLP & Energy Infrastructure ETF (Prospectus Summary) | Global X MLP & Energy Infrastructure ETF | Global X MLP & Energy Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPX